UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS High Income Plus Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 87.9%
Consumer Discretionary 18.2%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		480,000	470,400
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	940,345
8.75%, 6/1/2019		1,220,000	1,296,250
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		160,000	168,400
American Achievement Corp., 144A, 10.875%, 4/15/2016		480,000	424,800
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	827,925
144A, 8.375%, 11/15/2020		835,000	853,787
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		975,000	1,005,469
9.625%, 3/15/2018		470,000	509,362
Beazer Homes USA, Inc., 9.125%, 6/15/2018		245,000	205,800
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		505,000	503,737
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		955,000	990,812
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		435,000	436,088
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	122,763
8.0%, 4/15/2020		115,000	125,925
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		1,435,000	1,284,325
11.25%, 6/1/2017		1,420,000	1,563,775
12.75%, 4/15/2018		535,000	535,000
Carrols Corp., 9.0%, 1/15/2013		355,000	356,328
CCO Holdings LLC:
6.5%, 4/30/2021		2,075,000	2,069,812
7.0%, 1/15/2019		220,000	228,800
7.25%, 10/30/2017		955,000	1,007,525
7.875%, 4/30/2018		400,000	430,000
8.125%, 4/30/2020		270,000	296,325
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,740,000	2,914,675
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		250,000	235,000
9.625%, 6/1/2015 (PIK)		640,433	621,220
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		255,000	240,975
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		165,000	179,438
Series B, 9.25%, 12/15/2017		255,000	278,588
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		525,000	538,125
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		245,000	235,200
DineEquity, Inc., 9.5%, 10/30/2018		1,830,000	2,010,712
DISH DBS Corp.:
144A, 6.75%, 6/1/2021		90,000	92,925
7.125%, 2/1/2016		785,000	837,987
7.875%, 9/1/2019		565,000	620,794
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		270,000	272,360
EH Holding Corp., 144A, 7.625%, 6/15/2021		415,000	427,450
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016 (c)		745,000	759,900
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		735,000	368
Ford Motor Co., 7.45%, 7/16/2031 (b)		1,775,000	2,023,179
Gannett Co., Inc.:
8.75%, 11/15/2014		240,000	271,200
9.375%, 11/15/2017		480,000	534,000
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	702,075
Gymboree Corp., 9.125%, 12/1/2018 (b)		605,000	583,825
Hertz Corp.:
144A, 6.75%, 4/15/2019		1,180,000	1,180,000
144A, 7.5%, 10/15/2018		1,650,000	1,703,625
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		1,410,000	1,452,300
Lear Corp.:
7.875%, 3/15/2018		415,000	447,681
8.125%, 3/15/2020		420,000	459,900
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		375,000	377,344
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		970,000	985,762
Mediacom LLC, 9.125%, 8/15/2019		500,000	532,500
MGM Resorts International:
7.5%, 6/1/2016		370,000	360,750
7.625%, 1/15/2017		1,010,000	991,062
9.0%, 3/15/2020		400,000	445,000
144A, 10.0%, 11/1/2016		415,000	447,681
10.375%, 5/15/2014		275,000	314,188
11.125%, 11/15/2017		370,000	426,425
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		265,000	276,263
National CineMedia LLC, 144A, 7.875%, 7/15/2021		445,000	458,350
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		250,000	252,500
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,628,250
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		745,000	758,969
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,948,925
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		605,000	653,400
PVH Corp., 7.375%, 5/15/2020		280,000	301,700
Regal Entertainment Group, 9.125%, 8/15/2018		330,000	348,150
Sabre Holdings Corp., 8.35%, 3/15/2016		945,000	838,687
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		625,000	570,312
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		410,000	422,300
144A, 7.804%, 10/1/2020		755,000	751,489
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	559,150
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		605,000	674,575
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		1,000,000	1,055,000
Standard Pacific Corp.:
8.375%, 5/15/2018		1,060,000	1,067,950
10.75%, 9/15/2016		790,000	900,600
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	345,600
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		355,000	365,650
Travelport LLC:
4.879% **, 9/1/2014		520,000	447,200
9.0%, 3/1/2016		700,000	635,250
11.875%, 9/1/2016		265,000	235,850
UCI International, Inc., 8.625%, 2/15/2019		220,000	225,500
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	905,000	1,397,923
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,755,000	1,886,625
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		105,000	104,213
144A, 7.875%, 11/1/2020		250,000	257,813
144A, 8.5%, 5/15/2021		270,000	267,300
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	380,000	543,292
144A, 9.75%, 4/15/2018	EUR	775,000	1,180,535
Videotron Ltd., 9.125%, 4/15/2018		735,000	825,956
Visant Corp., 10.0%, 10/1/2017		845,000	873,519
Visteon Corp., 144A, 6.75%, 4/15/2019		795,000	779,100
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		605,000	656,425

			65,652,288
Consumer Staples 4.3%
Alliance One International, Inc., 10.0%, 7/15/2016		270,000	259,200
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		620,000	616,900
B&G Foods, Inc., 7.625%, 1/15/2018		390,000	417,300
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	396,550
Darling International, Inc., 8.5%, 12/15/2018		845,000	930,556
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		1,305,000	1,342,519
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	381,150
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	911,788
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		950,000	1,026,000
NBTY, Inc., 9.0%, 10/1/2018		255,000	272,531
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,667,225
Rite Aid Corp.:
7.5%, 3/1/2017		355,000	362,100
8.0%, 8/15/2020 (b)		1,045,000	1,157,337
10.25%, 10/15/2019 (b)		425,000	471,750
Smithfield Foods, Inc., 7.75%, 7/1/2017		2,370,000	2,506,275
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		330,000	342,788
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		350,000	363,125
Tops Holding Corp., 10.125%, 10/15/2015		610,000	650,413
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	272,531
US Foodservice, 144A, 8.5%, 6/30/2019		365,000	361,350

			15,709,388
Energy 10.3%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		620,000	639,375
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		205,000	214,738
7.25%, 10/1/2020		200,000	209,250
144A, 7.25%, 6/15/2021		330,000	346,500
Berry Petroleum Co.:
6.75%, 11/1/2020		210,000	215,250
10.25%, 6/1/2014		670,000	765,475
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	565,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		550,000	588,500
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		210,000	220,500
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	822,287
Chaparral Energy, Inc., 8.25%, 9/1/2021		1,185,000	1,223,512
Chesapeake Energy Corp., 6.875%, 11/15/2020		180,000	195,300
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,223,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		240,000	256,800
8.5%, 12/15/2019		245,000	264,906
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		160,000	161,600
8.0%, 4/1/2017		1,175,000	1,295,437
8.25%, 4/1/2020		630,000	700,875
Continental Resources, Inc.:
7.125%, 4/1/2021		320,000	342,400
8.25%, 10/1/2019		180,000	198,000
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,690,000	1,681,550
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	647,062
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		750,000	772,500
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		965,000	986,712
Energy Transfer Equity LP, 7.5%, 10/15/2020		390,000	417,300
Forest Oil Corp., 7.25%, 6/15/2019		165,000	171,600
Frontier Oil Corp.:
6.875%, 11/15/2018		115,000	122,763
8.5%, 9/15/2016		435,000	466,538
Genesis Energy LP, 144A, 7.875%, 12/15/2018		420,000	427,350
Global Geophysical Services, Inc., 10.5%, 5/1/2017		1,340,000	1,417,050
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		255,000	265,838
Holly Energy Partners LP, 8.25%, 3/15/2018		590,000	625,400
HollyFrontier Corp., 9.875%, 6/15/2017		905,000	1,015,862
Linn Energy LLC:
144A, 6.5%, 5/15/2019		530,000	529,338
144A, 7.75%, 2/1/2021		640,000	681,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		425,000	442,000
Murray Energy Corp., 144A, 10.25%, 10/15/2015		455,000	477,750
Newfield Exploration Co., 7.125%, 5/15/2018		495,000	529,650
Niska Gas Storage US LLC, 8.875%, 3/15/2018		570,000	607,763
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		800,000	824,000
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		495,000	548,213
144A, 11.5%, 8/1/2015		60,000	66,450
Petrohawk Energy Corp.:
7.25%, 8/15/2018		1,270,000	1,476,375
7.875%, 6/1/2015		350,000	378,875
10.5%, 8/1/2014		195,000	221,813
Plains Exploration & Production Co., 7.625%, 6/1/2018		585,000	628,875
Quicksilver Resources, Inc., 11.75%, 1/1/2016		915,000	1,056,825
Range Resources Corp., 6.75%, 8/1/2020		190,000	207,575
Regency Energy Partners LP:
6.875%, 12/1/2018		380,000	402,800
9.375%, 6/1/2016		1,215,000	1,359,281
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,595,000	1,630,887
7.5%, 11/30/2016		695,000	715,850
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		535,000	561,750
144A, 8.0%, 6/1/2018		445,000	471,700
SESI LLC, 144A, 6.375%, 5/1/2019		425,000	428,188
Southwestern Energy Co., 7.5%, 2/1/2018		480,000	553,200
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	1,116,562
8.625%, 2/1/2017		180,000	188,100
Venoco, Inc., 8.875%, 2/15/2019		1,060,000	1,097,100
Xinergy Corp., 144A, 9.25%, 5/15/2019		605,000	612,563

			37,281,563
Financials 12.2%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		1,415,000	1,422,075
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		865,000	782,825
Ally Financial, Inc., 6.25%, 12/1/2017		1,015,000	1,034,187
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		535,000	543,025
9.375%, 12/1/2017		735,000	804,825
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	552,974
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		1,047,200	1,068,144
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	993,600
CIT Group, Inc.:
7.0%, 5/1/2015		245	246
144A, 7.0%, 5/4/2015		1,116,000	1,118,790
144A, 7.0%, 5/2/2017		2,815,000	2,822,037
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		475,000	451,250
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		725,000	793,875
E*TRADE Financial Corp.:
6.75%, 6/1/2016		1,035,000	1,091,925
12.5%, 11/30/2017 (PIK)		838,000	1,001,410
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*		4,218,178	0
Felcor Lodging LP, 144A, 6.75%, 6/1/2019		15,000	14,625
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		550,000	557,215
6.625%, 8/15/2017		640,000	701,018
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	391,575
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK)*	EUR	513,190	442
Hexion US Finance Corp., 8.875%, 2/1/2018		4,475,000	4,743,500
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	535,931
International Lease Finance Corp.:
5.75%, 5/15/2016		195,000	194,596
6.25%, 5/15/2019		485,000	483,982
8.625%, 9/15/2015		415,000	457,538
8.75%, 3/15/2017		1,850,000	2,067,375
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		1,225,000	1,234,187
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		525,000	514,500
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,455,300
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		275,000	266,063
Nielsen Finance LLC, 11.5%, 5/1/2016		166,000	192,975
NII Capital Corp., 7.625%, 4/1/2021		610,000	640,500
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,380,000	1,438,650
144A, 10.5%, 11/15/2015		960,000	991,200
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		555,000	564,712
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		760,000	800,850
9.25%, 4/1/2015		1,160,000	1,203,500
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		1,000,000	960,000
144A, 7.125%, 4/15/2019		885,000	860,662
144A, 7.75%, 10/15/2016		910,000	948,675
144A, 8.25%, 2/15/2021		410,000	378,225
144A, 8.5%, 5/15/2018		1,075,000	1,032,000
144A, 9.0%, 4/15/2019		1,075,000	1,069,625
Susser Holdings LLC, 8.5%, 5/15/2016		305,000	325,588
Tomkins LLC, 144A, 9.0%, 10/1/2018		420,000	458,850
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		640,000	720,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		1,790,000	895
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	335,838
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		2,885,000	3,245,625

			44,267,405
Health Care 2.5%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		430,000	438,063
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		520,000	544,700
144A, 7.25%, 1/15/2022		520,000	546,000
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		1,100,000	1,119,250
HCA, Inc.:
6.5%, 2/15/2020 (c)		2,135,000	2,167,025
7.5%, 2/15/2022 (c)		1,600,000	1,624,000
Mylan, Inc., 144A, 7.875%, 7/15/2020		175,000	194,250
STHI Holding Corp., 144A, 8.0%, 3/15/2018		625,000	640,625
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		1,080,000	1,107,000
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		765,000	772,650

			9,153,563
Industrials 10.7%
Accuride Corp., 9.5%, 8/1/2018		730,000	779,275
Actuant Corp., 6.875%, 6/15/2017		450,000	459,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		570,000	575,700
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (b)		870,000	854,775
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		350,000	374,500
ARAMARK Corp., 8.5%, 2/1/2015		135,000	140,400
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		195,000	200,850
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		1,110,000	1,087,800
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		605,000	611,050
BE Aerospace, Inc.:
6.875%, 10/1/2020		380,000	408,500
8.5%, 7/1/2018		1,195,000	1,318,981
Belden, Inc.:
7.0%, 3/15/2017		585,000	599,625
9.25%, 6/15/2019		545,000	604,269
Boart Longyear Management Pty, 144A, 7.0%, 4/1/2021		350,000	359,625
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	392,200
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		1,115,000	1,103,850
Cenveo Corp.:
8.875%, 2/1/2018		1,110,000	1,073,925
144A, 10.5%, 8/15/2016		580,000	571,300
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		1,640,000	1,467,800
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		413,602	268,841
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		162,000	172,328
Deluxe Corp., 144A, 7.0%, 3/15/2019		320,000	318,400
Ducommun, Inc., 144A, 9.75%, 7/15/2018		615,000	631,912
DynCorp International, Inc., 10.375%, 7/1/2017		885,000	889,425
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		410,000	430,500
FTI Consulting, Inc., 6.75%, 10/1/2020		360,000	367,200
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	706,850
H&E Equipment Services, Inc., 8.375%, 7/15/2016		1,120,000	1,156,400
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018 (b)	EUR	1,045,000	1,396,451
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		320,000	329,600
144A, 7.125%, 3/15/2021		105,000	108,413
Interline Brands, Inc., 7.0%, 11/15/2018		535,000	547,038
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		365,000	338,538
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		1,195,000	1,323,701
Meritor, Inc.:
8.125%, 9/15/2015		560,000	581,000
10.625%, 3/15/2018		630,000	702,450
Navios Maritime Holdings, Inc.:
144A, 8.125%, 2/15/2019		1,395,000	1,293,862
8.875%, 11/1/2017		350,000	355,250
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		540,000	541,350
Nortek, Inc., 144A, 8.5%, 4/15/2021		1,305,000	1,216,912
Oshkosh Corp.:
8.25%, 3/1/2017		130,000	140,400
8.5%, 3/1/2020		255,000	277,313
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		505,000	482,275
13.125%, 7/15/2014		980,000	1,006,950
RailAmerica, Inc., 9.25%, 7/1/2017		484,000	532,400
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		1,215,000	1,312,200
11.75%, 8/1/2016 (b)		195,000	205,969
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	262,800
Sitel LLC, 11.5%, 4/1/2018		995,000	893,012
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		400,000	408,000
7.5%, 10/1/2017		365,000	388,725
SPX Corp., 144A, 6.875%, 9/1/2017		230,000	246,675
Titan International, Inc., 144A, 7.875%, 10/1/2017		1,720,000	1,831,800
TransDigm, Inc., 144A, 7.75%, 12/15/2018		680,000	724,200
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	128,400
Tutor Perini Corp., 7.625%, 11/1/2018		595,000	572,687
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,415,000	1,583,031
10.875%, 6/15/2016		680,000	779,450
USG Corp., 144A, 9.75%, 8/1/2014		360,000	376,200

			38,812,333
Information Technology 5.9%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		385,000	385,000
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		90,000	88,650
7.375%, 5/1/2018		430,000	441,825
Aspect Software, Inc., 10.625%, 5/15/2017		630,000	674,100
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,515,000	1,465,762
CDW LLC:
144A, 8.5%, 4/1/2019		1,090,000	1,076,375
11.0%, 10/12/2015		94,000	99,405
CommScope, Inc., 144A, 8.25%, 1/15/2019		875,000	910,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		610,000	620,675
Equinix, Inc.:
7.0%, 7/15/2021		420,000	436,800
8.125%, 3/1/2018		1,510,000	1,661,000
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		180,000	191,925
First Data Corp.:
144A, 7.375%, 6/15/2019		315,000	317,363
144A, 8.25%, 1/15/2021		1,885,000	1,847,300
144A, 8.875%, 8/15/2020		885,000	946,950
Freescale Semiconductor, Inc.:
144A, 8.05%, 2/1/2020 (b)		850,000	856,375
144A, 9.25%, 4/15/2018		1,885,000	2,054,650
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	263,200
MasTec, Inc., 7.625%, 2/1/2017		805,000	820,094
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		430,000	410,650
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		440,000	427,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		525,000	530,250
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		520,000	525,200
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		250,000	253,750
10.25%, 8/15/2015		2,920,000	3,029,500
10.625%, 5/15/2015		605,000	657,937
Vangent, Inc., 9.625%, 2/15/2015		455,000	461,825

			21,454,461
Materials 10.7%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		410,000	416,150
APERAM:
144A, 7.375%, 4/1/2016		400,000	397,000
144A, 7.75%, 4/1/2018		475,000	477,375
Appleton Papers, Inc., 11.25%, 12/15/2015		328,000	337,430
Berry Plastics Corp.:
8.25%, 11/15/2015		1,090,000	1,155,400
9.5%, 5/15/2018		670,000	671,675
9.75%, 1/15/2021		835,000	830,825
Boise Paper Holdings LLC, 8.0%, 4/1/2020		305,000	321,013
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		438,192	438,192
Celanese US Holdings LLC:
5.875%, 6/15/2021		295,000	312,700
6.625%, 10/15/2018		360,000	388,800
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,823,037
Clearwater Paper Corp., 7.125%, 11/1/2018		715,000	746,281
Compass Minerals International, Inc., 8.0%, 6/1/2019		670,000	730,300
Domtar Corp., 10.75%, 6/1/2017		605,000	780,450
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,535,000	2,547,675
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		415,000	417,075
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		250,000	259,063
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,179,105
10.0%, 3/31/2015		1,260,800	1,248,192
Graham Packaging Co., LP, 8.25%, 10/1/2018		245,000	260,313
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		130,000	141,050
9.5%, 6/15/2017		1,315,000	1,456,362
Greif, Inc., 7.75%, 8/1/2019		190,000	207,575
Huntsman International LLC:
8.625%, 3/15/2020 (b)		630,000	700,875
8.625%, 3/15/2021		255,000	284,006
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		555,000	586,913
JMC Steel Group, 144A, 8.25%, 3/15/2018		620,000	643,250
Koppers, Inc., 7.875%, 12/1/2019		725,000	775,750
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		610,000	625,250
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		460,000	519,800
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		1,455,000	1,498,650
9.5%, 1/15/2021	EUR	705,000	1,033,274
Nalco Co., 144A, 6.625%, 1/15/2019		455,000	510,738
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,446,469
Novelis, Inc.:
8.375%, 12/15/2017		1,585,000	1,725,669
8.75%, 12/15/2020		855,000	951,187
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	235,000	334,295
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		960,000	988,800
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		125,000	130,781
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		545,000	564,756
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,158,750
Radnor Holdings Corp., 11.0%, 3/15/2010*		290,000	29
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		510,000	530,400
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	720,563
Solo Cup Co., 10.5%, 11/1/2013		1,090,000	1,130,875
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		320,000	328,000
Texas Industries, Inc., 9.25%, 8/15/2020		835,000	821,431
United States Steel Corp., 7.375%, 4/1/2020 (b)		850,000	882,937
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		240,000	222,600
Viskase Companies, Inc, 144A, 9.875%, 1/15/2018		1,575,000	1,653,750
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		1,056,476	507,108

			38,819,944
Telecommunication Services 10.2%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		245,000	256,331
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,820,000	1,847,300
8.375%, 10/15/2020		1,875,000	1,893,750
8.75%, 3/15/2018		695,000	665,463
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		1,785,000	1,820,100
Cricket Communications, Inc.:
7.75%, 10/15/2020 (b)		3,270,000	3,245,475
10.0%, 7/15/2015		465,000	502,200
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		890,000	994,575
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,840,000	2,947,068
ERC Ireland Preferred Equity Ltd., 144A, 8.42% **, 2/15/2017 (PIK)	EUR	850,907	6,113
Frontier Communications Corp.:
7.875%, 4/15/2015		115,000	125,063
8.25%, 4/15/2017		705,000	773,737
8.5%, 4/15/2020		940,000	1,031,650
8.75%, 4/15/2022		120,000	131,700
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		1,275,000	1,289,344
144A, 7.5%, 4/1/2021		1,590,000	1,613,850
8.5%, 11/1/2019		1,045,000	1,118,150
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,205,000	1,289,350
11.5%, 2/4/2017 (PIK)		3,135,000	3,370,125
144A, 11.5%, 2/4/2017 (PIK)		820,000	881,500
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,105,000	1,107,762
7.875%, 9/1/2018		760,000	808,450
Pacnet Ltd., 144A, 9.25%, 11/9/2015		410,000	410,000
Sprint Nextel Corp., 8.375%, 8/15/2017		1,250,000	1,365,625
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,753,925
West Corp.:
144A, 7.875%, 1/15/2019		515,000	513,713
144A, 8.625%, 10/1/2018		135,000	140,063
Windstream Corp.:
7.0%, 3/15/2019		690,000	702,075
7.5%, 4/1/2023		605,000	614,831
7.75%, 10/15/2020		325,000	344,500
7.875%, 11/1/2017		1,450,000	1,549,687
8.125%, 9/1/2018		605,000	647,350

			36,760,825
Utilities 2.9%
AES Corp.:
144A, 7.375%, 7/1/2021		970,000	1,003,950
8.0%, 10/15/2017		595,000	642,600
8.0%, 6/1/2020		855,000	923,400
Calpine Corp.:
144A, 7.5%, 2/15/2021		885,000	915,975
144A, 7.875%, 7/31/2020		1,010,000	1,065,550
Edison Mission Energy, 7.0%, 5/15/2017		2,975,000	2,261,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		2,025,000	891,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		245,000	258,510
Ferrellgas LP, 6.5%, 5/1/2021		220,000	212,300
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	596,483
NRG Energy, Inc.:
7.375%, 1/15/2017		70,000	73,413
144A, 7.625%, 1/15/2018		360,000	366,300
8.25%, 9/1/2020		405,000	417,150
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		505,000	244,925
144A, 11.5%, 10/1/2020		645,000	596,625

			10,469,181

Total Corporate Bonds (Cost $313,067,593)			318,380,951
Loan Participations and Assignments 1.7%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010*		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 7.496%, 4/22/2015		129,834	103,218
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		52,853	53,074
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017		1,565,000	1,525,883
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/28/2016		1,070,068	891,319
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.187%, 3/26/2014		1,594,153	1,312,785
Letter of Credit, 2.246%, 3/26/2014		98,579	81,179
Term Loan, 10.5%, 3/26/2014		500,703	499,093
Roundy’s Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		620,000	628,720
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		1,665,875	1,159,299

Total Loan Participations and Assignments (Cost $7,282,149)			6,254,570
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	924,350
MGM Resorts International, 4.25%, 4/15/2015		95,000	107,944
Sonic Automotive, Inc., 5.0%, 10/1/2029		280,000	383,600

Total Convertible Bonds (Cost $1,040,552)			1,415,894
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $741,823)		1,279,000	1,077,557

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $43,000)	43	43,000

	Shares	Value ($)
Common Stocks 2.8%
Consumer Discretionary 0.7%
AMC Networks, Inc. “A”*	2,825	105,062
Ameristar Casinos, Inc.	10,350	229,770
Asbury Automotive Group, Inc.*	10,150	218,529
AutoNation, Inc.* (b)	2,900	109,069
Buffets Restaurants Holdings, Inc.*	24,283	97,132
Cablevision Systems Corp. (New York Group) “A”	11,300	275,268
Dex One Corp.*	6,228	12,581
Expedia, Inc.	13,560	429,716
Ford Motor Co.*	4,000	48,840
Lamar Advertising Co. “A”*	6,400	162,944
Macy’s, Inc.	5,630	162,538
Orbitz Worldwide, Inc.*	25,375	82,722
Postmedia Network Canada Corp.	11,314	161,451
PVH Corp.	3,758	268,885
Sonic Automotive, Inc. "A" (b)	4,450	69,732
SuperMedia, Inc.*	1,160	4,234
Trump Entertainment Resorts, Inc.*	72	1,313
Vertis Holdings, Inc.*	839	14,884
Virgin Media, Inc.	7,000	185,220

		2,639,890
Energy 0.6%
Brigham Exploration Co.*	5,810	184,758
Continental Resources, Inc.*	3,000	205,770
El Paso Corp.	15,000	308,250
EXCO Resources, Inc.	11,800	187,738
HollyFrontier Corp.	3,101	233,784
Kinder Morgan, Inc. (b)	2,500	70,575
Oasis Petroleum, Inc.*	5,975	176,501
Range Resources Corp.	7,500	488,700
Regency Energy Partners LP (b)	6,885	175,086
Tesoro Corp.*	7,250	176,103
Whiting Petroleum Corp.*	1,525	89,365

		2,296,630
Industrials 0.5%
BE Aerospace, Inc.*	5,430	216,114
Congoleum Corp.*	1,188,000	1
General Cable Corp.*	1,850	73,575
Hexcel Corp.*	12,275	293,864
Kansas City Southern*	13,175	781,936
Navios Maritime Acquisition Corp.	86,597	305,687
Quad Graphics, Inc.	873	29,385
TransDigm Group, Inc.*	1,500	135,105

		1,835,667
Materials 0.8%
Celanese Corp. "A"	4,350	239,815
Crown Holdings, Inc.*	18,000	691,380
Freeport-McMoRan Copper & Gold, Inc.	9,000	476,640
GEO Specialty Chemicals, Inc.*	18,710	15,903
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	10,000	191,000
Koppers Holdings, Inc.	2,250	83,295
LyondellBasell Industries NV "A"	23,334	920,760
Rockwood Holdings, Inc.*	4,075	246,415
Verso Paper Corp.*	22,500	56,475

		2,923,131
Utilities 0.2%
AES Corp.*	10,500	129,255
GenOn Energy, Inc.*	36,505	142,005
NRG Energy, Inc.*	9,250	226,810

		498,070

Total Common Stocks (Cost $11,119,768)		10,193,388
Preferred Stocks 0.7%
Financials
Ally Financial, Inc., Series G, 144A, 7.0%	1,120	1,017,590
Ally Financial, Inc., Series A, 8.5%	33,375	822,410
GMAC Capital Trust I, Series 2, 8.125%*	33,000	845,460

Total Preferred Stocks (Cost $2,681,193)		2,685,460
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	270
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,219	17,544

Total Warrants (Cost $239,283)		17,814
Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $13,718,793)	13,718,793	13,718,793
Cash Equivalents 5.4%
Central Cash Management Fund, 0.12% (d) (Cost $19,448,431)	19,448,431	19,448,431

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $369,382,585) †	103.0	373,235,858
Other Assets and Liabilities, Net	(3.0)	(10,819,215)

Net Assets	100.0	362,416,643

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/1/2010	700,000	USD	708,969	0
Eaton Vance Corp., CDO II*	13.68%	7/15/2012	4,218,178	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	735,000	USD	737,588	368
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	513,190	EUR	146,073	442
Radnor Holdings Corp.*	11.0%	3/15/2010	290,000	USD	186,538	29
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	1,665,875	USD	1,348,928	1,159,299
Tropicana Entertainment LLC*	9.625%	12/15/2014	1,790,000	USD	1,346,099	895
Wolverine Tube, Inc.*	15.0%	3/31/2012	1,056,476	USD	1,056,476	507,108
					7,567,958	1,668,141

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $369,695,177.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,540,681.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,558,131 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,017,450.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $13,118,415 which is 3.6% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: London InterBank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At July 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	2,320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	208,551	(71,200)	279,751
6/21/2010 9/20/2013	720,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	64,722	8,825	55,897
6/21/2010 9/20/2015	325,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	35,787	(30,875)	66,662
6/21/2010 9/20/2015	600,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	63,559	(51,850)	115,409
6/21/2010 9/20/2015	200,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	22,023	(13,791)	35,814
6/21/2010 9/20/2015	1,020,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	112,314	(18,183)	130,497
12/20/2010 3/20/2016	1,830,0001	5.0%	Sprint Nextel Corp., 6.0%, 12/01/2016, B+	136,257	150,048	(13,791)
6/20/2011 9/20/2016	890,0006	5.0%	Forest Oil Corp., 7.25%. 6/15/2019, B	46,080	34,097	11,983
Total net unrealized appreciation					682,222

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citibank, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC

As of July 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	4,123,500	USD	5,867,592	8/11/2011	(56,010)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$315,684,784	$2,696,167	$318,380,951
Loan Participations and Assignments	—	6,254,570	0	6,254,570
Convertible Bonds	—	1,415,894	—	1,415,894
Preferred Security	—	1,077,557	—	1,077,557
Other Investments	—	—	43,000	43,000
Common Stocks(h)	10,159,839	—	33,549	10,193,388
Preferred Stocks	1,667,870	1,017,590	—	2,685,460
Warrants(h)	—	—	17,814	17,814
Short-Term Investments	33,167,224	—	—	33,167,224
Derivatives(i)	—	696,013	—	696,013
Total	$44,994,933	$326,146,408	$2,790,530	$373,931,871
Liabilities
Derivatives(i)	$—	$(69,801)	$—	$(69,801)
Total	$—	$(69,801)	$—	$(69,801)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2010	$3,994,109		$0	$43,000	$18,663	$48	$4,055,820
Realized gain (loss)	(3,437,126)		—	—	—	—	(3,437,126)
Change in unrealized appreciation (depreciation)	3,645,128		3,481	0	7,158	17,766	3,673,534
Amortization premium/discount	(64,288)		(3,481)	—	—	—	(67,769)
Net purchases (sales)	(1,110,462)		—	—	7,728	—	(1,102,735)
Transfers into Level 3	—		—	—	—	—	—
Transfers (out) of Level 3	(331,194	)(j)	—	—	—	—	(331,194)
Balance as of July 31, 2011	$2,696,167		$0	$43,000	$33,549	$17,814	$2,790,530
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$78,875		$3,481	$0	$7,158	$17,766	$107,280

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July  31, 2011  categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$682,222	$—
Foreign Exchange Contracts	$—	$(56,010)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011